Derivative Financial Asset - Additional information (Detail) - $ / shares	Jul. 01, 2019	Apr. 01, 2019
Upside Participation And Profit Distribution Amendment Agreement One [Member] | AMTD Investment Solutions Group And AMTD Strategic Investments [Member] | Ariana Capital And Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price		25.00%
Underlying, derivative instrument		$ 8.1
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price	25.00%
Underlying, derivative instrument	$ 8.1
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price	40.00%
Underlying, derivative instrument	$ 9.0